Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Medicines, consumables and reagents for clinical and laboratory analyses	$ 94,785	$ 126,264	$ 46,910
Inventories, total	$ 94,785	$ 126,264	$ 46,910